PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SHARES

SUPPLEMENT DATED MAY 23, 2014 TO

PROSPECTUS DATED APRIL 1, 2014

At a shareholder meeting on May 19, 2014, shareholders of the Tax-Exempt Portfolio approved a new management agreement between the Portfolio and its investment adviser to provide the Portfolio with investment advisory and administration services under a single agreement and fee structure.

1.	Effective June 30, 2014, the information under the sections entitled "PORTFOLIO SUMMARIES — Tax-Exempt Portfolio — Fees and Expenses of the Portfolio" and "Example" on page 15 of the Prospectus is amended and restated as follows to reflect new total annual portfolio operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
	Shares
Management Fees		0.33%
Other Expenses		0.05%
Transfer Agent Fees		0.02%
Service Agent Fees		None
Other Operating Expenses		0.03%
Total Annual Portfolio Operating Expenses		0.38%
Expense Reimbursement(2)		(0.03)%
Total Annual Portfolio Operating Expenses After Expense Reimbursement		0.35%

(1)	The expense information in the table has been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the "Total Annual Portfolio Operating Expenses" exceed 0.35%. This contractual limitation may not be terminated before April 1, 2016 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

The following Example is intended to help you compare the cost of investing in the Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$119	$210	$477

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS — SERVICE SHARES AND PREMIER SHARES

SUPPLEMENT DATED MAY 23, 2014 TO

PROSPECTUS DATED APRIL 1, 2014

At a shareholder meeting on May 19, 2014, shareholders of the Tax-Exempt Portfolio approved a new management agreement between the Portfolio and its investment adviser to provide the Portfolio with investment advisory and administration services under a single agreement and fee structure.

1.	Effective June 30, 2014, the information under the sections entitled "PORTFOLIO SUMMARIES — Tax-Exempt Portfolio — Fees and Expenses of the Portfolio" and "Example" on page 15 of the Prospectus is amended and restated as follows to reflect new total annual portfolio operating expenses:

This table describes the fees and expenses that you may pay if you buy and hold Service and Premier Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (1)
	Service Shares	Premier Shares
Management Fees	0.33%	0.33%
Other Expenses	0.30%	0.55%
Transfer Agent Fees	0.02%	0.02%
Service Agent Fees	0.25%	0.50%
Other Operating Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.63%	0.88%
Expense Reimbursement(2)	(0.03)%	(0.03)%
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.60%	0.85%

(1)	The expense information in the table has been restated to reflect current fees.

(2)	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the "Total Annual Portfolio Operating Expenses" exceed 0.35%. The "Total Annual Portfolio Operating Expenses After Expense Reimbursement" will be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to servicing fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2016 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

The following Example is intended to help you compare the cost of investing in the Service and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$61	$199	$348	$783
Premier Shares	$87	$278	$485	$1,082